GENERAL (Tables)	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
Schedule of Allocation of Purchase Price for Acquired Property of Centre des Technologies Nouvelles in Geneva, Switzerland
USD

Cash paid for Eldista shares	$40,559

Assets and liabilities acquired:

Land	23,654
Building	137,797
Swap instrument	(392)
Mortgage loan	(92,705)
Rent settlements with tenants	(1,759)
Lease provision	(7,311)
In-place leases, net	1,124
Deferred tax liabilities	(15,282)
Other current net assets	(155)
Gain from a bargain purchase	(4,412)

Total purchase price	40,559

Less:
Purchase price paid by non-controlling interests	(19,875)

Net purchase price	$20,684

Schedule of Disposal Groups, including Discontinued Operations
	December 31,
	2013	2012
Assets:

Other accounts receivable	$675	$980

Total assets	$675	$980

Liabilities:

Other accounts payable and accrued expenses	$2,135	$2,563

Total liabilities	$2,135	$2,563